Other Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Other Accrued Liabilities [Abstract]
OTHER ACCRUED LIABILITIES
23.	OTHER ACCRUED LIABILITIES

	March 31, 2012	March 31, 2011
	US$	US$
Accrued expenses	2,587,698	2,829,692
Other tax payable	2,189,302	2,119,312
Land use right payable – operating lease	793,301	782,129
Other payable	1,067,550	1,844,929

	6,637,851	7,576,062